FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Book Value		$ 1,395	[1]	$ 1,340
Book Value		101	[2]	23
Book Value		58	[3]	64
Book Value		59		11
Book Value		$ 1,613		$ 1,438		$ 1,614
T Series C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[1]	PAMPA	[4]
Currency		US$	[1]	US$	[4]
Residual value		$ 93	[1]	$ 389	[4]
Interest		Fixed	[1]	Fixed	[4]
Rate		7.38%	[1]	7.38%	[4]
Expiration		Jul-23	[1]	Jul-23	[4]
Book Value		$ 95	[1]	$ 400	[4]
Class 8 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	[1]	PAMPA
Currency	[1]	$
Residual value	[1]	$ 18
Interest	[1]	Variable
Rate	[1]	Badlar + 2%
Expiration	[1]	Jul-23
Book Value	[1]	$ 20
Class 11 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	[1]	PAMPA
Currency	[1]	$
Residual value	[1]	$ 122
Interest	[1]	Variable
Rate	[1]	Badlar + 0%
Expiration	[1]	Jan-24
Book Value	[1]	$ 140
Class 9 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	[1]	PAMPA
Currency	[1]	US$
Residual value	[1]	$ 102
Interest	[1]	Fixed
Rate	[1]	9.50%
Expiration	[1]	Dec-26
Book Value	[1]	$ 184
Class 1 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[1]	PAMPA	[4]
Currency		US$	[1]	US$	[4]
Residual value		$ 501	[1]	$ 636	[4]
Interest		Fixed	[1]	Fixed	[4]
Rate		7.50%	[1]	7.50%	[4]
Expiration		Jan-27	[1]	Jan-27	[4]
Book Value		$ 616	[1]	$ 648	[4]
Class 13 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	[1]	PAMPA
Currency	[1]	US$
Residual value	[1]	$ 49
Interest	[1]	Fixed
Rate	[1]	0.00%
Expiration	[1]	Dec-27
Book Value	[1]	$ 48
Serie 3 C B [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[1]	PAMPA	[4]
Currency		US$	[1]	US$	[4]
Residual value		$ 285	[1]	$ 293	[4]
Interest		Fixed	[1]	Fixed	[4]
Rate		9.13%	[1]	9.13%	[4]
Expiration		Apr-29	[1]	Apr-29	[4]
Book Value		$ 292	[1]	$ 292	[4]
Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[2]	PAMPA	[5]
Currency		US$	[2]	US$	[5]
Residual value		$ 15	[2]	$ 23	[5]
Interest		Variable	[2]	Variable	[5]
Rate		Libor + 4.21%	[2]	Libor + 4.21%	[5]
Expiration		Nov-24	[2]	May-24	[5]
Book Value		$ 16	[2]	$ 23	[5]
Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name	[2]	GW
Currency	[2]	US$
Residual value	[2]	$ 83
Interest	[2]	Variable
Rate	[2]	Libor + 5.75%
Expiration	[2]	Sep-26
Book Value	[2]	$ 85
Otherfinancialoperations [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[3]	PAMPA	[6]
Currency		US$	[3]	US$	[6]
Residual value		$ 22	[3]	$ 22	[6]
Interest		Variable	[3]	Variable	[6]
Rate		SOFR + 0.35%	[3]	Libor + 0.35%	[6]
Expiration		Jul-23	[3]	Jul-22	[6]
Book Value		$ 23	[3]	$ 22	[6]
Otherfinancialoperations One [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[3]	PAMPA	[6]
Currency		US$	[3]	US$	[6]
Residual value		$ 8	[3]	$ 43	[6]
Interest		Fixed	[3]	Variable	[6]
Rate		Between 9.50% and 14.50%	[3]	Libor + 0%	[6]
Expiration		Between Jan-23 and May-23	[3]	Aug-23	[6]
Book Value		$ 8	[3]	$ 42	[6]
Otherfinancialoperations Two [Member]
IfrsStatementLineItems [Line Items]
Company name	[3]	PAMPA
Currency	[3]	US$
Residual value	[3]	$ 27
Interest	[3]	Variable
Rate	[3]	SOFR + 0%
Expiration	[3]	Agu-24
Book Value	[3]	$ 27
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA	[3]	PAMPA
Currency		$	[3]	$
Residual value		$ 57	[3]	$ 11
Interest		Fixed	[3]	Fixed
Rate		Between 54% and 54.50%	[3]	33.00%
Expiration		Jan-23	[3]	Jan-22
Book Value		$ 59	[3]	$ 11

[1]	Net of the following face value repurchases: US$ 113.7 million of ON 2026, US$ 146.2 million of ON 2027 and US$ 7.5 million of ON 2029.
[2]	During the the fiscal year ended December 31, 2022, the Company took on new short-term financing with domestic financial entities, net of cancellations, for a total $ 8,618 million and import prefinancing for US$ 7.6 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million and US$ 10.4 million corresponding to the credit facility subscribed between IDB Invest and Greenwind, a Company that is consolidated since acquisition of an additional 50% interest in August 2022.
[3]	During the fiscal year ended December 31, 2022, the Company received disbursements in the amount of US$ 1.3 million under the credit facilities taken out with BNP Paribas S.A. in 2020. After the fiscal year closing, the Company repaid short-term bank loans with local financial entities for $ 10,065 million and import prefinancing for US$ 0.7 million.
[4]	Net of the following face value repurchases: US$ 110,4 million of ON 2023, US$ 114,0 million of ON 2027 and US$ 7,5 million of ON 2029.
[5]	During the fiscal year ended December 31, 2021, the Company canceled short-term financing with local financial entities, net of borrowings, for $ 8,158 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million.
[6]	During the fiscal year ended December 31, 2021, the Company received disbursements in the amount of US$ 27 million under the credit facilities taken out with BNP in 2020.